Exhibit 99.1

World Omni Auto Receivables Trust 2026-A

Monthly Servicer Certificate

February 28, 2026

Dates Covered
Collections Period	01/06/26 - 02/28/26
Interest Accrual Period	02/18/26 - 03/15/26
30/360 Days	27
Actual/360 Days	26
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,236,870,010.42	46,370
Original Yield Supplement Overcollateralization Amount	71,788,040.20	0
Aggregate Starting Principal Balance	1,308,658,050.62	46,370
Principal Payments	81,782,137.47	1,690
Defaulted Receivables	153,588.94	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	66,151,393.41	0
Pool Balance at 02/28/26	1,160,570,930.80	44,677

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.74%
Prepayment ABS Speed	1.61%
Aggregate Starting Principal Balance	1,308,658,050.62	46,370

Delinquent Receivables:
Past Due 31-60 days	7,838,925.25	361
Past Due 61-90 days	1,502,943.08	58
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	9,341,868.33	419

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.12%
Delinquency Trigger Occurred	NO

Recoveries	95,590.36
Aggregate Net Losses/(Gains) - February 2026	57,998.58
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	10,445,138.38
Actual Overcollateralization	10,445,138.38
Weighted Average Contract Rate	5.88%
Weighted Average Contract Rate, Yield Adjusted	8.40%
Weighted Average Remaining Term	59.91

Flow of Funds	$ Amount
Collections	92,836,038.07
Investment Earnings on Cash Accounts	3,325.38
Servicing Fee	(1,999,338.69)
Transfer to Collection Account	-
Available Funds	90,840,024.76

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,355,255.82
(3) Noteholders' First Priority Principal Distributable Amount	20,639,069.20
(4) Class B Interest	115,783.20
(5) Noteholders' Second Priority Principal Distributable Amount	37,110,000.00
(6) Class C Interest	60,658.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,445,138.38
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	564,119.66

Total Distributions of Available Funds	90,840,024.76

Servicing Fee	1,999,338.69
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances& Note Factors	$ Amount
Original Class A	1,181,210,000.00
Original Class B	37,110,000.00
Original Class C	18,550,000.00

Total Class A, B, & C
Original Note Balance	1,236,870,000.00
Principal Paid	86,744,207.58
Note Balance @ 03/16/26	1,150,125,792.42

Class A-1
Original Note Balance	266,500,000.00
Principal Paid	86,744,207.58
Note Balance @ 03/16/26	179,755,792.42
Note Factor @ 03/16/26	67.4505788%

Class A-2a
Original Note Balance	291,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	291,000,000.00
Note Factor @ 03/16/26	100.0000000%

Class A-2b
Original Note Balance	125,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	125,000,000.00
Note Factor @ 03/16/26	100.0000000%

Class A-3
Original Note Balance	416,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	416,000,000.00
Note Factor @ 03/16/26	100.0000000%

Class A-4
Original Note Balance	82,710,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	82,710,000.00
Note Factor @ 03/16/26	100.0000000%

Class B
Original Note Balance	37,110,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	37,110,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Original Note Balance	18,550,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	18,550,000.00
Note Factor @ 03/16/26	100.0000000%

Interest& Principal Payments	$ Amount
Total Interest Paid	3,531,697.52
Total Principal Paid	86,744,207.58
Total Paid	90,275,905.10

Class A-1
Coupon	3.81800%
Interest Paid	734,858.94
Principal Paid	86,744,207.58
Total Paid to A-1 Holders	87,479,066.52

Class A-2a
Coupon	3.71000%
Interest Paid	809,707.50
Principal Paid	0.00
Total Paid to A-2a Holders	809,707.50

Class A-2b
SOFR Rate	3.65819%
Coupon	3.96819%
Interest Paid	358,239.38
Principal Paid	0.00
Total Paid to A-2b Holders	358,239.38

Class A-3
Coupon	3.86000%
Interest Paid	1,204,320.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,204,320.00

Class A-4
Coupon	4.00000%
Interest Paid	248,130.00
Principal Paid	0.00
Total Paid to A-4 Holders	248,130.00

Class B
Coupon	4.16000%
Interest Paid	115,783.20
Principal Paid	0.00
Total Paid to B Holders	115,783.20

Class C
Coupon	4.36000%
Interest Paid	60,658.50
Principal Paid	0.00
Total Paid to C Holders	60,658.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8553506
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	70.1320329
Total Distribution Amount	72.9873835

A-1 Interest Distribution Amount	2.7574444
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	325.4942123
Total A-1 Distribution Amount	328.2516567

A-2a Interest Distribution Amount	2.7825000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.7825000

A-2b Interest Distribution Amount	2.8659150
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.8659150

A-3 Interest Distribution Amount	2.8950000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.8950000

A-4 Interest Distribution Amount	3.0000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0000000

B Interest Distribution Amount	3.1200000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.1200000

C Interest Distribution Amount	3.2700000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2700000

Noteholders' First Priority Principal Distributable Amount	237.93
Noteholders' Second Priority Principal Distributable Amount	427.81
Noteholders' Third Priority Principal Distributable Amount	213.85
Noteholders' Principal Distributable Amount	120.41

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/26	3,092,175.03
Investment Earnings	3,325.38
Investment Earnings Paid	(3,325.38)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	3,092,175.03
Change	-

Required Reserve Amount	3,092,175.03

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below.The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$1,181.21	90.3%
Class B Notes	$37.11	2.8%
Class C Notes	$18.55	1.4%
Fair Value of the Notes	$1,236.87	94.5%
Certificates	$71.31	5.5%
Total	$1,308.18	100.0%
Reserve Account	$3.09	0.2%
Fair Value of the Certificates and Reserve
Account	$74.40	5.7%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.